Warrants and Share-based Payment (Tables)	3 Months Ended
Mar. 31, 2021
Warrants [member]
Statement [LineItems]
Summary of Warrant Activity
The following table specifies the warrant activity during the three months ended March 31, 2021:

	Total Warrants	Weighted Average Exercise Price EUR
Outstanding at January 1, 2021	6,148,004	69.97

Granted during the period	80,060	132.10
Exercised during the period	(78,993)	25.96
Forfeited during the period	(39,129)	108.59
Expired during the period	—	—

Outstanding at March 31, 2021	6,109,942	71.10

Vested at March 31, 2021	3,285,203	42.20